Note 2 - Summary of Significant Accounting Policies - Reconciliation of Net Loss Per Common Share (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Common Class A [Member]
Allocation of net income (loss)	$ (1,868,311)	$ 2,357,536
Weighted-average shares outstanding (in shares)	6,975,341	13,598,898
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17
Common Class B [Member]
Allocation of net income (loss)	$ (1,156,493)	$ 589,383
Weighted-average shares outstanding (in shares)	4,317,769	3,399,724
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17